Financial Instruments - valuation - FV of Liabilities (Details) - Recurring - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of liabilities
Liabilities	£ 241,700	£ 328,100
Proportion (as a percent)	100.00%	100.00%
Sensitivity favourable	£ 170	£ 180
Sensitivity unfavourable	(170)	(170)
Customer accounts
Fair value of liabilities
Liabilities	53,200	62,400
Sensitivity favourable	20	20
Sensitivity unfavourable	(20)	(10)
Debt securities in issue
Fair value of liabilities
Liabilities	4,500	6,200
Sensitivity favourable	10	40
Sensitivity unfavourable	(10)	(40)
Short positions
Fair value of liabilities
Liabilities	28,500	22,100
Derivatives
Fair value of liabilities
Liabilities	154,600	236,400
Sensitivity favourable	140	120
Sensitivity unfavourable	(140)	(120)
Subordinated liabilities
Fair value of liabilities
Liabilities	900	1,000
Level 1
Fair value of liabilities
Liabilities	£ 23,700	£ 19,700
Proportion (as a percent)	9.80%	6.00%
Level 1 | Short positions
Fair value of liabilities
Liabilities	£ 23,700	£ 19,700
Level 2
Fair value of liabilities
Liabilities	£ 215,800	£ 305,400
Proportion (as a percent)	89.30%	93.10%
Level 2 | Customer accounts
Fair value of liabilities
Liabilities	£ 53,000	£ 62,000
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	4,200	5,600
Level 2 | Short positions
Fair value of liabilities
Liabilities	4,800	2,400
Level 2 | Derivatives
Fair value of liabilities
Liabilities	152,900	234,400
Level 2 | Subordinated liabilities
Fair value of liabilities
Liabilities	900	1,000
Level 3
Fair value of liabilities
Liabilities	£ 2,185	£ 2,997	£ 2,716
Proportion (as a percent)	0.90%	0.90%
Level 3 | Customer accounts
Fair value of liabilities
Liabilities	£ 200	£ 400
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	300	600
Level 3 | Derivatives
Fair value of liabilities
Liabilities	£ 1,700	£ 2,000